UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR


CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3275

Smith Barney Investment Funds Inc.
(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004
 (Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.
Smith Barney Fund Management LLC
300 First Stamford Place
Stamford, CT 06902
 (Name and address of agent for service)

Registrant's telephone number, including area code: (800) 451-2010

Date of fiscal year end:  April 30
Date of reporting period: October 31, 2003

ITEM 1.  REPORT TO STOCKHOLDERS.

     The Semi-Annual Report to Stockholders is filed herewith.

                                 SMITH BARNEY
                              PREMIER SELECTIONS
                              ALL CAP GROWTH FUND

     PREMIER SELECTIONS SERIES  |  SEMI-ANNUAL REPORT  |  OCTOBER 31, 2003



                             [LOGO] Smith Barney
                                    Mutual Funds
                 Your Serious Money. Professionally Managed.(R)

 Your Serious Money. Professionally Managed.(R) is a registered service mark of
                          Citigroup Global Markets Inc.

         NOT  FDIC  INSURED . NOT  BANK  GUARANTEED . MAY  LOSE  VALUE

[PHOTO]


             ALAN BLAKE              LARRY WEISSMAN          TIM WOODS
             PORTFOLIO MANAGER       PORTFOLIO MANAGER       PORTFOLIO MANAGER

  [GRAPHIC]

        Premier Selections Series

 Semi-Annual Report . October 31, 2003

 SMITH BARNEY PREMIER
 SELECTIONS ALL CAP GROWTH FUND

      ALAN J. BLAKE

      Alan Blake has more than 26 years of securities business experience and has managed the fund's large cap growth segment since the fund's inception in 2000.

      Education: BS from Lehigh University, MS from the State University of New York.

      LAWRENCE B. WEISSMAN, CFA

      Larry Weissman, CFA, has more than 18 years of securities business experience.

      Education: BS in Economics from Cornell University, MBA in Finance from Columbia University.

      TIMOTHY WOODS, CFA

      Tim Woods, CFA, has more than 21 years of securities business experience.

      Education: BS in Accounting from Florida A&M, MBA in Finance from University of Pennsylvania's Wharton School of Business.

      FUND OBJECTIVE

      The fund seeks long-term capital growth. It seeks to achieve this goal by investing in large cap growth, mid cap growth and small cap growth equity segments.

      FUND FACTS

      FUND INCEPTION
      -----------------
      June 30, 2000

      MANAGER INVESTMENT
      INDUSTRY EXPERIENCE
      -----------------
      26 Years (Alan Blake)
      18 Years (Larry Weissman)
      21 Years (Tim Woods)

What's Inside

Letter from the Chairman..............................................  1
Schedule of Investments...............................................  3
Statement of Assets and Liabilities...................................  7
Statement of Operations...............................................  8
Statements of Changes in Net Assets...................................  9
Notes to Financial Statements......................................... 10
Financial Highlights.................................................. 14

                           LETTER FROM THE CHAIRMAN

[PHOTO]

R. Jay Gerken, CFA

Chairman, President and
Chief Executive Officer

Dear Shareholder,

The U.S. equity market rallied sharply during the six months ended October 31, 2003 as investors responded to a number of positive developments. The end of major combat in Iraq, a rebound in consumer confidence and improved corporate profits all helped buoy stocks. Accommodative monetary and fiscal policy also contributed to the market's advance as the Fed lowered the federal funds rate/i/ in June another quarter of a percent to 1.00%, a four-decade low. On the fiscal front, Congress passed a tax reduction package that included rate reductions on capital gains and dividends.

From August through October, the economy grew at its fastest pace since 1984. The recent performance of the U.S. economy has supported the improvement in investor sentiment and corporate earnings. This economic environment proved to be a favorable one for your fund, as evidenced by its absolute returns for the period.

Fund Performance
For the six months ended October 31, 2003, Class A shares of the Smith Barney Premier Selections All Cap Growth Fund, excluding sales charges, returned 23.58%. The fund outperformed its Lipper peer group of multi-cap growth funds, which returned 22.32% on average for the same period./1/ The fund outperformed the Russell 1000 Growth Index, which returned 16.81%, but underperformed the Russell 2000 Growth Index and the S&P MidCap 400 Index, which returned 36.11% and 25.61%, respectively, for the same period./ii/

                             PERFORMANCE SNAPSHOT
                            AS OF OCTOBER 31, 2003
                           (excluding sales charges)

                                         6 Months
Class A Shares                            23.58%
Russell 1000 Growth Index                 16.81%
S&P MidCap 400 Index                      25.61%
Russell 2000 Growth Index                 36.11%
Average of Lipper multi-cap growth funds  22.32%

               Class A share returns assume the reinvestment of income dividends and capital gains distributions at net asset value and the deduction of all fund expenses. Returns have not been adjusted to include sales charges that may apply when shares are purchased or the deduction of taxes that a shareholder would pay on fund distributions.

               The Russell 1000 Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. The S&P MidCap 400 Index is a market-value weighted index which consists of 400 domestic stocks chosen for market size, liquidity, and industry group representation. The Russell 2000 Growth Index measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values. Please note that an investor cannot invest directly in an index.

               Lipper Inc. is a major independent mutual-fund tracking organization. Returns are based on the six-month period ended October 31, 2003, calculated among 414 funds in the fund's Lipper peer group including the reinvestment of dividends and capital gains and excluding sales charges.

               All figures represent past performance and are not a guarantee of future results. Principal value and investment returns will fluctuate and investors' shares, when redeemed may be worth more or less than their original cost. Performance of other share classes may vary.



/1/ Lipper Inc. is a major independent mutual-fund tracking organization.
    Returns are based on the six-month period ended October 31, 2003, calculated among 414 funds in the fund's Lipper peer group including the reinvestment of dividends and capital gains and excluding sales charges.

1 Smith Barney Premier Selections All Cap Growth Fund | 2003 Semi-Annual Report

Special Shareholder Notice
The fund's Board of Directors approved several changes to the fund affecting the fund's name, investment strategy, portfolio management team and performance benchmarks. However, the fund's investment objective of long-term capital growth will not change. The fund's new name will be Smith Barney Multiple Discipline Funds -- All Cap Growth and Value Fund.

The fund's strategy will be to combine the efforts of the managers of each of the fund's two portfolio segments. The fund's target allocations will be 50% to an All Cap Growth segment (co-managed by Alan J. Blake and Richard Freeman) and 50% to an All Cap Value segment (co-managed by John Goode and Peter J. Hable). Each segment's manager will build a portfolio of stocks that they believe will offer superior long-term capital growth potential.

The fund will be coordinated by portfolio managers who will purchase and sell securities for the fund on the basis of recommendations received from each segment's portfolio managers. These coordinating portfolio managers will identify and analyze duplicate positions that may occur if different segment managers recommend the same security for their respective segment, and they will determine whether the size of each position is appropriate for the fund. Upon consultation with the fund's segment managers, the coordinating portfolio managers may make adjustments if one or more segments become over- or underweighted as a result of market appreciation or depreciation. The coordinating portfolio managers of the fund will be Roger Paradiso and Kirstin Mobyed.

Additionally, the fund's current benchmarks, the Russell 1000 Growth Index, Russell 2000 Growth Index and the S&P MidCap 400 Index will be replaced by the Russell 3000 Index./iii/

For more information about these and other related changes, please refer to the prospectus supplement dated November 14, 2003, which was mailed to you under separate cover, or contact your financial adviser. The changes described in the prospectus supplement will become effective on or about January 21, 2004.

As always, thank you for entrusting your assets to us. We look forward to helping you continue to meet your financial goals.

Sincerely,

  /s/ R Jay Gerken
  R. Jay Gerken, CFA
  Chairman, President and Chief Executive
  Officer

  November 12, 2003


The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

Portfolio holdings and breakdowns are as of October 31, 2003 and are subject to change. Please refer to pages 3 through 6 for a list and percentage breakdown of the fund's holdings.

/i/ The federal funds rate is the interest rate that banks with excess reserves at a Federal Reserve district bank charge other banks that need overnight loans.
/ii/ The Russell 1000 Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. The Russell 2000 Growth Index measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values. The S&P MidCap 400 Index is a market-value weighted index which consists of 400 domestic stocks chosen for market size, liquidity, and industry group representation. Please note that an investor cannot invest directly in an index.
/iii/ The Russell 3000 Index measures the performance of the 3,000 largest U.S.
      companies based on total market capitalization, which represent approximately 98% of the U.S. equity market. Please note that an investor cannot invest directly in an index.

Additional Information About Your Fund
The Fund's Adviser and some of its affiliates have received requests for information from various government regulators regarding market timing, late trading, fees and other mutual fund issues in connection with various investigations. The Adviser and its affiliates are responding to those information requests, but are not in a position to predict the outcome of these requests and investigations.

2 Smith Barney Premier Selections All Cap Growth Fund  | 2003 Semi-Annual Report

 SCHEDULE OF INVESTMENTS (UNAUDITED)                            OCTOBER 31, 2003


  SHARES                      SECURITY                       VALUE
----------------------------------------------------------------------
COMMON STOCK -- 100.0%
Aerospace and Defense -- 0.5%
     24,495 Alliant Techsystems Inc.*                    $   1,267,861
----------------------------------------------------------------------
Air Freight and Couriers -- 0.2%
     15,500 Expeditors International of Washington, Inc.       581,870
----------------------------------------------------------------------
Auto Components -- 1.1%
     51,700 Lear Corp.*                                      3,003,253
----------------------------------------------------------------------
Banks -- 2.7%
     52,800 Banknorth Group, Inc.                            1,653,696
     18,900 M&T Bank Corp.                                   1,774,710
     46,400 Westamerica Bancorp.                             2,322,784
     27,100 Zions Bancorp.                                   1,660,959
----------------------------------------------------------------------
                                                             7,412,149
----------------------------------------------------------------------
Beverages -- 2.8%
    163,700 The Coca-Cola Co.                                7,595,680
----------------------------------------------------------------------
Biotechnology -- 4.6%
     94,300 Amgen Inc.*                                      5,823,968
     24,050 Gilead Sciences, Inc.*                           1,312,649
     21,800 IDEC Pharmaceuticals Corp.*+                       765,834
     69,100 Ilex Oncology, Inc.*                             1,441,426
     49,600 Martek Biosciences Corp.*                        2,401,136
     29,000 MedImmune, Inc.*                                   773,140
----------------------------------------------------------------------
                                                            12,518,153
----------------------------------------------------------------------
Building Products -- 0.6%
     15,800 American Standard Cos. Inc.*                     1,512,060
----------------------------------------------------------------------
Chemicals -- 0.8%
     42,900 The Valspar Corp.                                2,046,330
----------------------------------------------------------------------
Commercial Services and Supplies -- 4.5%
     31,500 Alliance Data Systems Corp.*                       875,070
     56,375 ARAMARK Corp., Class B Shares*                   1,506,340
     78,900 Career Education Corp.*                          4,225,095
     45,000 DST Systems, Inc.*                               1,701,900
     39,700 Manpower Inc.                                    1,842,080
     78,200 Monster Worldwide, Inc.*                         1,991,754
----------------------------------------------------------------------
                                                            12,142,239
----------------------------------------------------------------------
Communications Equipment -- 3.6%
     60,100 Advanced Fibre Communications, Inc.*             1,446,607
     99,800 Cisco Systems, Inc.*                             2,093,804
    119,000 Emulex Corp.*                                    3,370,080
    210,600 Motorola, Inc.                                   2,849,418
----------------------------------------------------------------------
                                                             9,759,909
----------------------------------------------------------------------
Computers and Peripherals -- 1.1%
     34,500 Dell Inc.*                                       1,246,140
     64,800 Electronics for Imaging, Inc.*                   1,756,080
----------------------------------------------------------------------
                                                             3,002,220
----------------------------------------------------------------------
Construction and Engineering -- 0.5%
     29,400 Jacobs Engineering Group Inc.*                   1,361,808
----------------------------------------------------------------------

                      See Notes to Financial Statements.


3 Smith Barney Premier Selections All Cap Growth Fund | 2003 Semi-Annual Report

 SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)                OCTOBER 31, 2003


  SHARES                        SECURITY                         VALUE
--------------------------------------------------------------------------
Containers and Packaging -- 0.8%
    147,100 Smurfit-Stone Container Corp.*                   $   2,280,050
--------------------------------------------------------------------------
Diversified Financials -- 4.2%
     44,100 Affiliated Managers Group, Inc.*                     3,197,250
     49,900 Investors Financial Services Corp.                   1,762,967
     78,100 Merrill Lynch & Co., Inc.                            4,623,520
     84,700 Waddell & Reed Financial, Inc., Class A Shares       1,878,646
--------------------------------------------------------------------------
                                                                11,462,383
--------------------------------------------------------------------------
Electric Utilities -- 0.5%
     39,700 Wisconsin Energy Corp.                               1,300,175
--------------------------------------------------------------------------
Electronic Equipment and Instruments -- 1.5%
     43,100 Benchmark Electronics, Inc.*                         2,099,832
     15,600 Diebold, Inc.                                          890,136
     41,900 Jabil Circuit, Inc.*                                 1,166,915
--------------------------------------------------------------------------
                                                                 4,156,883
--------------------------------------------------------------------------
Energy Equipment and Services -- 1.7%
     96,000 FMC Technologies, Inc.*                              1,927,680
     31,359 Nabors Industries, Ltd.*                             1,185,370
     43,400 Smith International, Inc.*                           1,615,782
--------------------------------------------------------------------------
                                                                 4,728,832
--------------------------------------------------------------------------
Food and Drug Retailing -- 0.5%
     35,300 Performance Food Group Co.*                          1,314,925
--------------------------------------------------------------------------
Food Products -- 1.3%
     64,700 Hormel Foods Corp.                                   1,597,443
     33,100 Wm. Wrigley Jr. Co.                                  1,866,840
--------------------------------------------------------------------------
                                                                 3,464,283
--------------------------------------------------------------------------
Gas Utilities -- 0.3%
     23,325 KeySpan Corp.                                          815,675
--------------------------------------------------------------------------
Health Care Equipment and Supplies -- 2.8%
     67,250 Advanced Neuromodulation Systems, Inc.*              2,757,250
     35,329 DENTSPLY International Inc.                          1,561,189
     48,700 ResMed Inc.*                                         2,034,199
     22,229 St. Jude Medical, Inc.*                              1,292,839
--------------------------------------------------------------------------
                                                                 7,645,477
--------------------------------------------------------------------------
Health Care Providers and Services -- 1.7%
     66,700 Coventry Health Care, Inc.*                          3,651,825
     19,950 Universal Health Services, Inc., Class B Shares*       938,648
--------------------------------------------------------------------------
                                                                 4,590,473
--------------------------------------------------------------------------
Hotels, Restaurants and Leisure -- 3.3%
     55,900 Alliance Gaming Corp.*                               1,355,575
     78,000 Leapfrog Enterprises, Inc.*                          2,696,460
     26,700 P.F. Chang's China Bistro, Inc.*                     1,301,358
    125,000 Station Casinos, Inc.                                3,718,750
--------------------------------------------------------------------------
                                                                 9,072,143
--------------------------------------------------------------------------

                      See Notes to Financial Statements.

4 Smith Barney Premier Selections All Cap Growth Fund | 2003 Semi-Annual Report

 SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)                OCTOBER 31, 2003


  SHARES                       SECURITY                        VALUE
------------------------------------------------------------------------
Household Durables -- 1.0%
     26,600 Fortune Brands, Inc.                           $   1,732,990
     10,325 Lennar Corp., Class A Shares                         948,351
------------------------------------------------------------------------
                                                               2,681,341
------------------------------------------------------------------------
Industrial Conglomerates -- 1.6%
     34,932 Carlisle Cos. Inc.                                 2,003,350
     83,800 General Electric Co.                               2,431,038
------------------------------------------------------------------------
                                                               4,434,388
------------------------------------------------------------------------
Insurance -- 7.7%
     29,160 Ambac Financial Group, Inc.                        2,062,778
     82,800 American International Group, Inc.                 5,036,724
        130 Berkshire Hathaway Inc., Class A Shares*          10,115,300
      6,780 Old Republic International Corp.                     243,673
     26,400 PartnerRe Ltd.                                     1,432,728
     59,550 Willis Group Holdings Ltd.                         1,983,015
------------------------------------------------------------------------
                                                              20,874,218
------------------------------------------------------------------------
Internet and Catalog Retail -- 4.8%
    238,000 Amazon.com, Inc.*                                 12,951,960
------------------------------------------------------------------------
Internet Software and Services -- 0.4%
     48,900 Digital Insight Corp.*                             1,025,922
------------------------------------------------------------------------
Leisure Equipment and Products -- 0.5%
     50,400 Marvel Enterprises, Inc.*                          1,484,280
------------------------------------------------------------------------
Machinery -- 0.6%
     44,510 IDEX Corp.                                         1,654,882
------------------------------------------------------------------------
Media -- 4.6%
     23,227 The E.W. Scripps Co., Class A Shares               2,158,021
     28,200 Getty Images, Inc.*                                1,260,540
     42,500 Meredith Corp.                                     2,062,100
    122,600 Time Warner Inc.*                                  1,874,554
     52,400 Univision Communications Inc., Class A Shares*     1,778,980
    147,100 The Walt Disney Co.                                3,330,344
------------------------------------------------------------------------
                                                              12,464,539
------------------------------------------------------------------------
Oil and Gas -- 0.6%
     29,700 Murphy Oil Corp.                                   1,751,706
------------------------------------------------------------------------
Paper and Forest Products -- 0.6%
     41,200 Bowater Inc.                                       1,682,196
------------------------------------------------------------------------
Personal Products -- 2.4%
    204,500 The Gillette Co.                                   6,523,550
------------------------------------------------------------------------
Pharmaceuticals -- 5.6%
     87,800 Johnson & Johnson                                  4,418,974
     23,400 Medicis Pharmaceutical Corp., Class A Shares       1,482,390
    124,400 Merck & Co. Inc.                                   5,504,700
    118,300 Pfizer Inc.                                        3,738,280
------------------------------------------------------------------------
                                                              15,144,344
------------------------------------------------------------------------
Real Estate -- 0.5%
     42,650 The St. Joe Co.                                    1,409,156
------------------------------------------------------------------------

                      See Notes to Financial Statements.

5 Smith Barney Premier Selections All Cap Growth Fund | 2003 Semi-Annual Report

 SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)                OCTOBER 31, 2003


SHARES                              SECURITY                                 VALUE
--------------------------------------------------------------------------------------
Road and Rail -- 0.6%
    63,300 Heartland Express Inc.                                         $  1,572,372
--------------------------------------------------------------------------------------
Semiconductor Equipment and Products -- 11.2%
   221,000 Cypress Semiconductor Corp.*                                      4,742,660
   125,600 Integrated Device Technology, Inc.*                               1,971,920
   155,400 Intel Corp.                                                       5,135,970
   157,400 Lam Research Corp.*                                               4,523,676
   162,400 Micrel, Inc.*                                                     2,679,600
   187,500 Skyworks Solutions, Inc.*                                         1,608,750
   336,800 Texas Instruments Inc.                                            9,740,256
--------------------------------------------------------------------------------------
                                                                            30,402,832
--------------------------------------------------------------------------------------
Software -- 7.2%
    21,400 Adobe Systems, Inc.                                                 938,176
    56,600 Cognos, Inc.*                                                     1,951,002
    40,100 Kronos, Inc.*                                                     2,406,000
    31,558 Mercury Interactive Corp.*                                        1,465,554
   231,200 Microsoft Corp.                                                   6,045,880
   310,575 Quest Software, Inc.*                                             4,627,567
   158,600 Siebel Systems, Inc.*                                             1,996,774
--------------------------------------------------------------------------------------
                                                                            19,430,953
--------------------------------------------------------------------------------------
Specialty Retail -- 5.9%
    28,950 Christopher & Banks Corp.                                           845,340
   146,400 The Home Depot, Inc.                                              5,427,048
   101,500 Hot Topic, Inc.*                                                  2,914,065
    76,500 Pacific Sunwear of California, Inc.*                              1,766,385
    44,351 PETsMART, Inc.                                                    1,135,829
    56,200 Tractor Supply Co.*                                               2,355,342
    41,600 Williams-Sonoma, Inc.*                                            1,469,728
--------------------------------------------------------------------------------------
                                                                            15,913,737
--------------------------------------------------------------------------------------
Textiles and Apparel -- 2.0%
   129,200 Coach, Inc.*                                                      4,582,724
    22,000 K-Swiss Inc., Class A Shares                                        966,680
--------------------------------------------------------------------------------------
                                                                             5,549,404
--------------------------------------------------------------------------------------
Trading Companies and Distributors -- 0.6%
    36,100 Fastenal Co.                                                      1,605,367
--------------------------------------------------------------------------------------
        TOTAL INVESTMENTS -- 100.0%
        (Cost -- $259,764,046**)                                          $271,591,978
--------------------------------------------------------------------------------------

*   Non-income producing security.
+ Subsequent to the reporting period, the company changed its name to Biogen Idec Inc. due to a merger.
**  Aggregate cost for Federal income tax purposes is substantially the same.

                      See Notes to Financial Statements.

6 Smith Barney Premier Selections All Cap Growth Fund | 2003 Semi-Annual Report

 STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)                OCTOBER 31, 2003


ASSETS:
  Investments, at value (Cost -- $259,764,046)                $ 271,591,978
  Receivable for securities sold                                  2,789,081
  Receivable for Fund shares sold                                   181,078
  Dividends and interest receivable                                 149,975
---------------------------------------------------------------------------
  Total Assets                                                  274,712,112
---------------------------------------------------------------------------
LIABILITIES:
  Payable for securities purchased                                1,655,589
  Bank overdraft                                                    774,342
  Management fee payable                                            170,747
  Payable for Fund shares reacquired                                150,494
  Distribution plan fees payable                                    101,847
  Accrued expenses                                                   78,817
---------------------------------------------------------------------------
  Total Liabilities                                               2,931,836
---------------------------------------------------------------------------
Total Net Assets                                              $ 271,780,276
---------------------------------------------------------------------------
NET ASSETS:
  Par value of capital shares                                 $      35,564
  Capital paid in excess of par value                           504,906,088
  Accumulated net investment loss                                (1,466,872)
  Accumulated net realized loss from investment transactions   (243,522,436)
  Net unrealized appreciation of investments                     11,827,932
---------------------------------------------------------------------------
Total Net Assets                                              $ 271,780,276
---------------------------------------------------------------------------
Shares Outstanding:
  Class A                                                         3,745,374
---------------------------------------------------------------------------
  Class B                                                         5,874,194
---------------------------------------------------------------------------
  Class L                                                        25,944,678
---------------------------------------------------------------------------
Net Asset Value:
  Class A (and redemption price)                                      $7.81
---------------------------------------------------------------------------
  Class B *                                                           $7.62
---------------------------------------------------------------------------
  Class L *                                                           $7.62
---------------------------------------------------------------------------
Maximum Public Offering Price Per Share:
  Class A (net asset value plus 5.26% of net asset value
   per share)                                                         $8.22
---------------------------------------------------------------------------
  Class L (net asset value plus 1.01% of net asset value
   per share)                                                         $7.70
---------------------------------------------------------------------------

 * Redemption price is NAV of Class B and L shares reduced by a 5.00% and 1.00% contingent deferred sales charge, respectively, if shares are redeemed within one year from purchase payment (See Note 2).

                      See Notes to Financial Statements.

7 Smith Barney Premier Selections All Cap Growth Fund | 2003 Semi-Annual Report

 STATEMENT OF OPERATIONS (UNAUDITED)   FOR THE SIX MONTHS ENDED OCTOBER 31, 2003


INVESTMENT INCOME:
  Dividends                                                   $    896,494
  Interest                                                           2,833
  Less: Foreign withholding tax                                       (264)
--------------------------------------------------------------------------
  Total Investment Income                                          899,063
--------------------------------------------------------------------------
EXPENSES:
  Distribution plan fees (Note 5)                                1,194,338
  Management fee (Note 2)                                          973,342
  Shareholder servicing fees (Note 5)                              115,147
  Shareholder communications (Note 5)                               27,475
  Audit and legal                                                   21,402
  Custody                                                           12,131
  Registration fees                                                 10,097
  Directors' fees                                                    7,024
  Other                                                              4,979
--------------------------------------------------------------------------
  Total Expenses                                                 2,365,935
--------------------------------------------------------------------------
Net Investment Loss                                             (1,466,872)
--------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS (NOTE 3):
  Realized Loss From Investment Transactions (excluding
   short-term investments):
   Proceeds from sales                                         116,956,924
   Cost of securities sold                                     120,023,371
--------------------------------------------------------------------------
  Net Realized Loss                                             (3,066,447)
--------------------------------------------------------------------------
  Change in Net Unrealized Appreciation (Depreciation) of
  Investments:
   Beginning of period                                         (46,455,086)
   End of period                                                11,827,932
--------------------------------------------------------------------------
  Increase in Net Unrealized Appreciation                       58,283,018
--------------------------------------------------------------------------
Net Gain on Investments                                         55,216,571
--------------------------------------------------------------------------
Increase in Net Assets From Operations                        $ 53,749,699
--------------------------------------------------------------------------

                      See Notes to Financial Statements.


8 Smith Barney Premier Selections All Cap Growth Fund | 2003 Semi-Annual Report

 STATEMENTS OF CHANGES IN NET ASSETS


For the Six Months Ended October 31, 2003 (unaudited) and the Year Ended April 30, 2003

                                                      October 31      April 30
---------------------------------------------------------------------------------
OPERATIONS:
 Net investment loss                                 $ (1,466,872) $  (2,897,793)
 Net realized loss                                     (3,066,447)  (100,255,301)
 Increase in net unrealized appreciation               58,283,018     22,309,020
---------------------------------------------------------------------------------
 Increase (Decrease) in Net Assets From Operations     53,749,699    (80,844,074)
---------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS (NOTE 6):
 Net proceeds from sale of shares                       6,269,937     11,811,251
 Cost of shares reacquired                            (29,417,327)   (88,493,435)
---------------------------------------------------------------------------------
 Decrease in Net Assets From Fund Share Transactions  (23,147,390)   (76,682,184)
---------------------------------------------------------------------------------
Increase (Decrease) in Net Assets                      30,602,309   (157,526,258)

NET ASSETS:
 Beginning of period                                  241,177,967    398,704,225
---------------------------------------------------------------------------------
 End of period*                                      $271,780,276  $ 241,177,967
---------------------------------------------------------------------------------
* Includes accumulated net investment loss of:       $ (1,466,872)            --
---------------------------------------------------------------------------------

                      See Notes to Financial Statements.

9 Smith Barney Premier Selections All Cap Growth Fund | 2003 Semi-Annual Report

 NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. Significant Accounting Policies

The Smith Barney Premier Selections All Cap Growth Fund ("Fund"), a separate investment fund of the Smith Barney Investment Funds Inc. ("Company"), a Maryland corporation, is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company. The Company consists of this Fund and eight other separate investment funds: Smith Barney Investment Grade Bond Fund, Smith Barney Government Securities Fund, Smith Barney Small Cap Growth Fund, Smith Barney Small Cap Value Fund, Smith Barney Hansberger Global Value Fund, Smith Barney Premier Selections Large Cap Fund, Smith Barney Premier Selections Global Growth Fund and Smith Barney Group Spectrum Fund. The financial statements and financial highlights for the other funds are presented in separate shareholder reports.

The significant accounting policies consistently followed by the Fund are: (a) security transactions are accounted for on trade date; (b) securities traded on national securities markets are valued at the closing prices on such markets or, in the absence of sales, at the mean between the closing bid and asked prices; over-the-counter securities are valued at the mean between the bid and asked prices; securities listed on the NASDAQ National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price on that day, at the last sale price; (c) securities for which market quotations are not available will be valued in good faith at fair value by or under the direction of the Board of Directors; (d) securities maturing within 60 days are valued at cost plus accreted discount, or minus amortized premium, which approximates value; (e) dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis; foreign dividend income is recorded on the ex-dividend date or as soon as practical after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence; (f ) gains or losses on the sale of securities are calculated by using the specific identification method; (g) class specific expenses are charged to each class; management fees and general fund expenses are allocated on the basis of relative net assets of each class or on another reasonable basis; (h) dividends and distributions to shareholders are recorded on the ex-dividend date; the Fund distributes dividends and capital gains, if any, at least annually; (i) the Fund intends to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes; ( j) the accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars on the date of valuation. Purchases and sales of securities, and income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. Differences between income or expense amounts recorded and collected or paid are adjusted when reported by the custodian; (k) the character of income and gains to be distributed is determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America; and (l) estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

2. Management Agreement and Other Transactions

Smith Barney Fund Management LLC ("SBFM"), an indirect wholly-owned subsidiary of Citigroup Inc. ("Citigroup"), acts as investment manager to the Fund. The Fund pays SBFM a management fee calculated at an annual rate of 0.75% of the Fund's average daily net assets. This fee is calculated daily and paid monthly.

Citicorp Trust Bank, fsb. ("CTB"), another subsidiary of Citigroup, acts as the Fund's transfer agent. PFPC Inc. ("PFPC") and Primerica Shareholder Services ("PSS"), another subsidiary of Citigroup, act as the Fund's sub-transfer agents. CTB receives account fees and asset-based fees that vary according to the size and type of account. PFPC and PSS are responsible

10 Smith Barney Premier Selections All Cap Growth Fund | 2003 Semi-Annual Report for shareholder recordkeeping and financial processing for all shareholder accounts and are paid by CTB. For the six months ended October 31, 2003, the Fund paid transfer agent fees of $130,729 to CTB.

Citigroup Global Markets Inc. ("CGM") and PFS Distributors, Inc., both of which are subsidiaries of Citigroup, act as the Fund's distributors. For the six months ended October 31, 2003, CGM and its affiliates received brokerage commissions of $7,029.

There are maximum initial sales charges of 5.00% and 1.00% for Class A and L shares, respectively. There is a contingent deferred sales charge ("CDSC") of 5.00% on Class B shares, which applies if redemption occurs within one year from purchase payment and declines thereafter by 1.00% per year until no CDSC is incurred. Class L shares also have a 1.00% CDSC, which applies if redemption occurs within one year from purchase payment. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within one year from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of Class A shares, equal or exceed $1,000,000 in the aggregate. These purchases do not incur an initial sales charge.

For the six months ended October 31, 2003, CGM and its affiliates received sales charges of approximately $31,000 and $30,000 on sales of the Fund's Class A and L shares, respectively. In addition, for the six months ended October 31, 2003, CDSCs paid to CGM and its affiliates were approximately:

                                                             Class B    Class L
-------------------------------------------------------------------------------
CDSCs                                                        $66,000     $1,000
-------------------------------------------------------------------------------

All officers and one Director of the Company are employees of Citigroup or its affiliates.

3. Investments

During the six months ended October 31, 2003, the aggregate cost of purchases and proceeds from sales of investments (including maturities of long-term investments, but excluding short-term investments) were as follows:

-------------------------------------------------------------------------------
Purchases                                                          $ 93,021,666
-------------------------------------------------------------------------------
Sales                                                               116,956,924
-------------------------------------------------------------------------------

At October 31, 2003, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were substantially as follows:

-------------------------------------------------------------------------------
Gross unrealized appreciation                                      $ 44,497,262
Gross unrealized depreciation                                       (32,669,330)
-------------------------------------------------------------------------------
Net unrealized appreciation                                        $ 11,827,932
-------------------------------------------------------------------------------

4. Repurchase Agreements

The Fund purchases (and the custodian takes possession of ) U.S. government securities from securities dealers subject to agreements to resell the securities to the sellers at a future date (generally, the next business day), at an agreed-upon higher repurchase price. The Fund requires continual maintenance of the market value (plus accrued interest) of the collateral in amounts at least equal to the repurchase price.

11 Smith Barney Premier Selections All Cap Growth Fund | 2003 Semi-Annual Report

5. Class Specific Expenses

Pursuant to a Rule 12b-1 Distribution Plan, the Fund pays a service fee with respect to its Class A, B and L shares calculated at the annual rate of 0.25% of the average daily net assets of each respective class. The Fund also pays a distribution fee with respect to Class B and L shares calculated at the annual rate of 0.75% of the average daily net assets of each class, respectively. For the six months ended October 31, 2003, total Rule 12b-1 Distribution Plan fees, which are accrued daily and paid monthly, were as follows:

                                        Class A        Class B        Class L
--------------------------------------------------------------------------------
Rule 12b-1 Distribution Plan Fees       $34,484        $212,688       $947,166
--------------------------------------------------------------------------------

For the six months ended October 31, 2003, total Shareholder Servicing fees were as follows:

                                        Class A        Class B        Class L
--------------------------------------------------------------------------------
Shareholder Servicing Fees              $13,970        $ 21,258       $ 79,919
--------------------------------------------------------------------------------

For the six months ended October 31, 2003, total Shareholder Communication expenses were as follows:

                                        Class A        Class B        Class L
--------------------------------------------------------------------------------
Shareholder Communication Expenses      $ 3,139        $  5,897       $ 18,439
--------------------------------------------------------------------------------

6. Capital Shares

At October 31, 2003, the Company had 10 billion shares of capital stock authorized with a par value of $0.001 per share. The Fund has the ability to issue multiple classes of shares. Each share of a class represents an identical interest and has the same rights, except that each class bears certain expenses, including those specifically related to the distribution of its shares.

Transactions in shares of each class were as follows:

                      Six Months Ended               Year Ended
                      October 31, 2003             April 30, 2003
                  ------------------------   -------------------------
                    Shares        Amount        Shares       Amount
-----------------------------------------------------------------------
Class A
Shares sold          216,306   $  1,517,019      415,001  $  2,649,325
Shares reacquired   (471,803)    (3,338,700)  (1,151,487)   (7,329,039)
----------------------------------------------------------------------
Net Decrease        (255,497)  $ (1,821,681)    (736,486) $ (4,679,714)
----------------------------------------------------------------------
Class B
Shares sold          184,149   $  1,277,321      561,634  $  3,537,497
Shares reacquired   (688,223)    (4,760,287)  (2,109,673)  (13,222,853)
----------------------------------------------------------------------
Net Decrease        (504,074)  $ (3,482,966)  (1,548,039) $ (9,685,356)
----------------------------------------------------------------------
Class L
Shares sold          493,975   $  3,475,597      888,030  $  5,624,429
Shares reacquired (3,070,933)   (21,318,340) (10,868,713)  (67,941,543)
----------------------------------------------------------------------
Net Decrease      (2,576,958)  $(17,842,743)  (9,980,683) $(62,317,114)
----------------------------------------------------------------------

7. Fund Name Change and New Investment Strategies

Effective January 21, 2004, the Fund's name will change to Smith Barney Multiple Discipline Funds -- All Cap Growth and Value Fund. The Fund will be made up of an All Cap Growth segment and an All Cap Value segment.

12 Smith Barney Premier Selections All Cap Growth Fund | 2003 Semi-Annual Report

The Fund will invest primarily in equity securities of companies of any size. The All Cap Growth segment will seek to combine the long-term growth potential of small- to medium-size company stocks with the relative stability of large company growth stocks believed by the segment's managers to be of high quality. The All Cap Value segment will seek to structure a high-quality portfolio by investing in large-, medium- and small-company stocks whose market prices in the opinion of the segment's managers are attractive in relation to their business fundamentals. The Fund may invest to a limited extent in American Depositary Receipts (ADRs) and ordinary shares of non-U.S. companies that trade in the U.S. markets.

In addition, the Fund will compare its performance to the Russell 3000 Index. Management believes this benchmark more accurately reflects the universe of stocks available to the Fund than the Fund's current benchmarks, the Russell 1000 Growth Index, the Russell 2000 Growth Index and the S&P MidCap 400 Index.

8. Subsequent Event

The Fund has received the following information from Citigroup Asset Management ("CAM"), the Citigroup business unit which includes the Fund's Investment Manager and other investment advisory companies, all of which are indirect, wholly-owned subsidiaries of Citigroup. CAM is reviewing its entry, through an affiliate, into the transfer agent business in the period 1997-1999. As CAM currently understands the facts, at the time CAM decided to enter the transfer agent business, CAM sub-contracted for a period of five years certain of the transfer agency services to a third party and also concluded a revenue guarantee agreement with this sub-contractor providing that the sub-contractor would guarantee certain benefits to CAM or its affiliates (the "Revenue Guarantee Agreement"). In connection with the subsequent purchase of the sub-contractor's business by an affiliate of the current sub-transfer agent (PFPC Inc.) used by CAM on many of the funds it manages, this Revenue Guarantee Agreement was amended eliminating those benefits in exchange for arrangements that included a one-time payment from the sub-contractor.

The Boards of CAM-managed funds (the "Boards") were not informed of the Revenue Guarantee Agreement with the sub-contractor at the time the Boards considered and approved the transfer agent arrangements. Nor were the Boards informed of the subsequent amendment to the Revenue Guarantee Agreement when that occurred.

CAM has begun to take corrective actions. CAM will pay to the applicable funds $16 million (plus interest) that CAM and its affiliates received from the Revenue Guarantee Agreement and its amendment. CAM also plans an independent review to verify that the transfer agency fees charged by CAM were fairly priced as compared to competitive alternatives. CAM is instituting new procedures and making changes designed to ensure no similar arrangements are entered into in the future.

CAM has briefed the SEC, the New York State Attorney General and other regulators with respect to this matter, as well as the U.S. Attorney who is investigating the matter. CAM is cooperating with governmental authorities on this matter, the ultimate outcome of which is not yet determinable.

13 Smith Barney Premier Selections All Cap Growth Fund | 2003 Semi-Annual Report

 FINANCIAL HIGHLIGHTS


For a share of each class of capital stock outstanding throughout each year ended April 30, unless otherwise noted:

Class A Shares                              2003/(1)(2)/     2003/(2)/    2002/(2)/  2001/(2)(3)/
--------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period          $6.32            $7.89       $9.23        $11.40
--------------------------------------------------------------------------------------------
Income (Loss) From Operations:
 Net investment loss                          (0.02)           (0.02)      (0.05)        (0.05)
 Net realized and unrealized gain (loss)       1.51            (1.55)      (1.29)        (2.12)
--------------------------------------------------------------------------------------------
Total Income (Loss) From Operations            1.49            (1.57)      (1.34)        (2.17)
--------------------------------------------------------------------------------------------
Net Asset Value, End of Period                $7.81            $6.32       $7.89        $ 9.23
--------------------------------------------------------------------------------------------
Total Return                                  23.58%++        (19.90)%    (14.52)%      (19.04)%++
--------------------------------------------------------------------------------------------
Net Assets, End of Period (000s)            $29,255          $25,273     $37,371       $49,450
--------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
 Expenses                                      1.18%+           1.20%       1.21%         1.18%+
 Net investment loss                          (0.49)+          (0.37)      (0.64)        (0.55)+
--------------------------------------------------------------------------------------------
Portfolio Turnover Rate                          36%              47%         35%           53%
--------------------------------------------------------------------------------------------

Class B Shares                               2003/(1)(2)/     2003/(2)/   2002/(2)/   2001/(2)(3)/
--------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period          $6.18            $7.78       $9.18        $11.40
--------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
 Net investment loss                          (0.04)           (0.07)      (0.11)        (0.11)
 Net realized and unrealized gain (loss)       1.48            (1.53)      (1.29)        (2.11)
--------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations            1.44            (1.60)      (1.40)        (2.22)
--------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                $7.62            $6.18       $7.78        $ 9.18
--------------------------------------------------------------------------------------------------
Total Return                                  23.30%++        (20.57)%    (15.25)%      (19.47)%++
--------------------------------------------------------------------------------------------------
Net Assets, End of Period (000s)            $44,756          $39,445     $61,693       $82,069
--------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
 Expenses                                      1.92%+           1.97%       1.93%         1.94%+
 Net investment loss                          (1.22)+          (1.14)      (1.36)        (1.32)+
--------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                          36%              47%         35%           53%
--------------------------------------------------------------------------------------------------

(1) For the six months ended October 31, 2003 (unaudited).
(2) Per share amounts have been calculated using the monthly average shares method.
(3) For the period June 30, 2000 (inception date) to April 30, 2001.
++ Total return is not annualized, as it may not be representative of the total return for the year.
+   Annualized.

14 Smith Barney Premier Selections All Cap Growth Fund | 2003 Semi-Annual Report

For a share of each class of capital stock outstanding throughout each year ended April 30, unless otherwise noted:

  Class L Shares                             2003/(1)(2)/      2003/(2)/        2002/(2)/      2001/(2)(3)/
  ------------------------------------------------------------------------------------------------------------
  Net Asset Value, Beginning of Period          $6.19             $7.78            $9.18           $11.40
  ------------------------------------------------------------------------------------------------------------
  Income (Loss) From Operations:
   Net investment loss                          (0.04)            (0.07)           (0.11)           (0.11)
   Net realized and unrealized gain (loss)       1.47             (1.52)           (1.29)           (2.11)
  ------------------------------------------------------------------------------------------------------------
  Total Income (Loss) From Operations            1.43             (1.59)           (1.40)           (2.22)
  ------------------------------------------------------------------------------------------------------------
  Net Asset Value, End of Period                $7.62             $6.19            $7.78            $9.18
  ------------------------------------------------------------------------------------------------------------
  Total Return                                  23.10%++         (20.44)%         (15.25)%         (19.47)%++
  ------------------------------------------------------------------------------------------------------------
  Net Assets, End of Period (000s)           $197,769          $176,460         $299,640         $435,913
  ------------------------------------------------------------------------------------------------------------
  Ratios to Average Net Assets:
   Expenses                                      1.90%+            1.93%            1.93%            1.94%+
   Net investment loss                          (1.20)+           (1.10)           (1.36)           (1.29)+
  ------------------------------------------------------------------------------------------------------------
  Portfolio Turnover Rate                          36%               47%              35%              53%
  ------------------------------------------------------------------------------------------------------------

(1) For the six months ended October 31, 2003 (unaudited).
(2) Per share amounts have been calculated using the monthly average shares method.
(3) For the period June 30, 2000 (inception date) to April 30, 2001.
++ Total return is not annualized, as it may not be representative of the total return for the year.
+   Annualized.

15 Smith Barney Premier Selections All Cap Growth Fund | 2003 Semi-Annual Report

                                 SMITH BARNEY
                              PREMIER SELECTIONS
                              ALL CAP GROWTH FUND



  DIRECTORS                                   INVESTMENT MANAGER
  Paul R. Ades                                Smith Barney Fund Management LLC
  Herbert Barg
  Dwight B. Crane                             DISTRIBUTORS
  R. Jay Gerken, CFA                          Citigroup Global Markets Inc.
    Chairman                                  PFS Distributors, Inc.
  Frank G. Hubbard
  Jerome H. Miller                            CUSTODIAN
  Ken Miller                                  State Street Bank and
                                                Trust Company
  OFFICERS
  R. Jay Gerken, CFA                          TRANSFER AGENT
  President and Chief                         Citicorp Trust Bank, fsb.
  Executive Officer                           125 Broad Street, 11th Floor
                                              New York, New York 10004
  Andrew B. Shoup*
  Senior Vice President and Chief             SUB-TRANSFER AGENTS
  Administrative Officer                      PFPC Inc.
                                              P.O. Box 9699
  Richard L. Peteka                           Providence, Rhode Island
  Chief Financial Officer                     02940-9699
  and Treasurer
                                              Primerica Shareholder Services
  Alan J. Blake                               P.O. Box 9662
  Vice President and                          Providence, Rhode Island
  Investment Officer                          02940-9662

  Lawrence B. Weissman, CFA
  Vice President and
  Investment Officer

  Timothy Woods, CFA
  Vice President and
  Investment Officer

  Kaprel Ozsolak
  Controller

  Robert I. Frenkel
  Secretary* and Chief Legal Officer

  * As of November 25, 2003.

   Smith Barney Investment Funds Inc.



   Smith Barney Premier Selections All Cap Growth Fund

   The Fund is a separate investment fund of the Smith Barney Investment Funds Inc., a Maryland corporation.

   A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by telephoning the Fund (toll-free) at 1-800-451-2010 and by visiting the SEC's web site at www.sec.gov.



 This report is submitted for the general information of shareholders of Smith Barney Investment Funds Inc. -- Smith Barney Premier Selections All Cap Growth Fund, but it may also be used as sales literature when preceded or accompanied by the current Prospectus, which gives details about charges, expenses, investment objectives and operating policies of the Fund. If used as sales material after January 31, 2004, this report must be accompanied by performance information for the most recently completed calendar quarter.

 SMITH BARNEY PREMIER SELECTIONS
 ALL CAP GROWTH FUND
 Smith Barney Mutual Funds
 125 Broad Street
 10th Floor, MF-2
 New York, New York 10004

 For complete information on any Smith Barney Mutual Funds, including management fees and expenses, call or write to your financial professional for a free prospectus. Read it carefully before you invest or send money.

 www.smithbarneymutualfunds.com


 (C)2003 Citigroup Global Markets Inc.
 Member NASD, SIPC

 FD02098 12/03                                                           03-5777

ITEM 2.  CODE OF ETHICS.

         Not applicable.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

         Not applicable.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

         Not applicable.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

         Not applicable.

ITEM 6.  [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

         Not applicable.

ITEM 8.  [RESERVED]

ITEM 9.  CONTROLS AND PROCEDURES.

         (a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

         (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940
             Act) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant's internal control over financial reporting.

ITEM 10. EXHIBITS.

         (a) Not applicable.

(b) Attached hereto.

         Exhibit 99.CERT Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002

         Exhibit 99.906CERT Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

       Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Smith Barney Investment Funds Inc.

By:    /s/ R. Jay Gerken
       R. Jay Gerken
       Chief Executive Officer of
       Smith Barney Investment Funds Inc.

Date:  December 29, 2003

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:    /s/ R. Jay Gerken
       R. Jay Gerken
       Chief Executive Officer of
       Smith Barney Investment Funds Inc.

Date:  December 29, 2003

By:    /s/ Richard L. Peteka
       Richard L. Peteka
       Chief Financial Officer of
       Smith Barney Investment Funds Inc.

Date:  December 29, 2003